SCHEDULE OF INVESTMENTS

Delaware Ivy Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Advertising – 0.4%
Publicis Groupe S.A.(A)	17	$1,152

Integrated Telecommunication Services – 1.2%
Deutsche Telekom AG, Registered Shares(A)	1	12
Frontier Communications Corp.(B)	32	958
Orange S.A.(A)	251	2,695
Vantage Towers AG(A)	3	120
		3,785
Total Communication Services - 1.6%		4,937
Consumer Discretionary

Apparel Retail – 0.6%
H & M Hennes & Mauritz AB(A)	92	1,810
True Religion Apparel, Inc.(A)(B)(C)(D)	—*	48
		1,858

Apparel, Accessories & Luxury Goods – 2.3%
adidas AG(A)	12	3,523
Swatch Group Ltd. (The), Bearer Shares(A)	10	3,115
V.F. Corp.	—*	12
		6,650

Casinos & Gaming – 0.2%
New Cotai Participation Corp., Class B(B)(C)(D)(E)	318	407
Studio City International Holdings Ltd. ADR(B)	35	189
Studio City International Holdings Ltd. ADR(B)(C)	15	78
		674

Education Services – 0.0%
Laureate Education, Inc., Class A	11	131

Restaurants – 1.0%
Sodexo S.A.(A)	33	2,893

Total Consumer Discretionary - 4.1%		12,206
Consumer Staples

Agricultural Products – 1.1%
Ingredion, Inc.	33	3,183

Brewers – 0.6%
Asahi Breweries Ltd.(A)	45	1,744
Kirin Brewery Co. Ltd.(A)(F)	1	11
		1,755

Distillers & Vintners – 1.7%
Diageo plc(A)	90	4,905

Food Retail – 2.6%
Koninklijke Ahold Delhaize N.V.(A)	114	3,919
Lawson, Inc.(A)	27	1,281
Seven & i Holdings Co. Ltd.(A)	54	2,380
		7,580

Household Products – 3.2%
Clorox Co. (The)	14	2,377
Kimberly-Clark Corp.	28	4,030
Procter & Gamble Co. (The)	—*	16

Svenska Cellulosa Aktiebolaget SCA (publ), Class B(A)	84	2,745
		9,168
Packaged Foods & Meats – 6.8%
ConAgra Foods, Inc.	78	2,670
Danone S.A.(A)	62	3,860
General Mills, Inc.	50	3,394
Lamb Weston Holdings, Inc.	80	5,095
Nestle S.A., Registered Shares(A)	35	4,923
		19,942
Personal Products – 0.9%
Kao Corp.(A)	47	2,478
Unilever plc(A)	—*	16
		2,494

Total Consumer Staples - 16.9%		49,027
Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy L.P.(B)(C)(D)	31	720
Westmoreland Coal Co.(A)(B)	7	18
		738

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc(A)(B)	8	676

Oil & Gas Exploration & Production – 0.0%
Lundin Energy AB(A)	—*	11

Total Energy - 0.4%		1,425
Financials

Asset Management & Custody Banks – 0.0%
3i Group plc(A)	—*	8

Multi-Line Insurance – 0.0%
Zurich Financial Services, Registered Shares(A)	—*	13

Other Diversified Financial Services – 0.0%
ORIX Corp.(A)	1	16

Property & Casualty Insurance – 0.0%
Tokio Marine Holdings, Inc.(A)	—*	17

Total Financials - 0.0%		54
Health Care

Health Care Distributors – 1.3%
Henry Schein, Inc.(B)	47	3,649

Health Care Equipment – 1.6%
Smith & Nephew plc(A)	264	4,618

Health Care Services – 1.4%
CVS Caremark Corp.	—*	10
Fresenius Medical Care AG & Co. KGaA(A)	62	4,062
		4,072

Pharmaceuticals – 5.2%
AstraZeneca plc(A)	—*	12
Merck & Co., Inc.	49	3,752
Novo Nordisk A/S, Class B(A)	31	3,508
Pfizer, Inc.	78	4,608
Roche Holdings AG, Genusscheine(A)	8	3,331

Sanofi-Aventis(A)	—	*	12
			15,223

Total Health Care - 9.5%			27,562
Industrials

Aerospace & Defense – 0.0%
Raytheon Technologies Corp.	—	*	13

Construction Machinery & Heavy Trucks – 0.6%
Knorr-Bremse AG(A)	18		1,772

Electrical Components & Equipment – 0.0%
Schneider Electric S.A.(A)	—	*	12

Industrial Conglomerates – 1.2%
3M Co.	16		2,902
Cheung Kong (Holdings) Ltd.(A)	92		577
Siemens AG(A)	—	*	17
			3,496

Industrial Machinery – 0.4%
Parker Hannifin Corp.	4		1,285

Research & Consulting Services – 0.1%
Intertek Group plc(A)	3		249

Security & Alarm Services – 0.9%
Securitas AB, Class B(A)	189		2,603

Trading Companies & Distributors – 0.0%
ITOCHU Corp.(A)	—	*	9

Total Industrials - 3.2%			9,439
Information Technology

Application Software – 1.2%
SAP AG(A)	26		3,630
Communications Equipment – 0.0%
Cisco Systems, Inc.	—	*	13

Data Processing & Outsourced Services – 1.6%
Amadeus IT Holding S.A.(A)	67		4,553

Total Information Technology - 2.8%			8,196
Materials

Construction Materials – 0.0%
CRH plc(A)	—	*	11

Diversified Chemicals – 0.0%
Eastman Chemical Co.	—	*	12

Diversified Metals & Mining – 0.0%
Anglo American plc(A)	—	*	12

Industrial Gases – 1.5%
L Air Liquide S.A.(A)	25		4,425

Total Materials - 1.5%			4,460
Real Estate

Diversified Real Estate Activities – 0.6%
Heiwa Real Estate Co. Ltd.(A)	5		168
Mitsubishi Estate Co. Ltd.(A)	33		463
Mitsui Fudosan Co. Ltd.(A)	14		274
New World Development Co. Ltd.(A)	32		128

Sun Hung Kai Properties Ltd.(A)	46	552
Tokyu Fudosan Holdings Corp.(A)	25	143
		1,728

Diversified REITs – 0.2%
H&R Real Estate Investment Trust(A)	8	101
Nippon REIT Investment Corp.(A)	—*	392
United Urban Investment Corp.(A)	—*	190
XYMAX REIT Investment Corp.(A)	—*	58
		741

Health Care REITs – 0.6%
Aedifica S.A.(A)	1	92
Assura plc(A)	183	172
CareTrust REIT, Inc.	18	403
Healthcare Realty Trust, Inc.	6	191
Healthpeak Properties, Inc.	9	314
Omega Healthcare Investors, Inc.	1	42
Sabra Health Care REIT, Inc.	15	208
Welltower, Inc.	5	462
		1,884

Hotel & Resort REITs – 0.1%
Japan Hotel REIT Investment Corp.(A)	—*	124
MGM Growth Properties LLC, Class A	—*	3
		127

Industrial REITs – 2.0%
ARA LOGOS Logistics Trust(A)	140	93
Duke Realty Corp.	6	376
GLP J-REIT(A)	—*	176
Granite REIT(A)(B)	5	417
Industrial & Infrastructure Fund Investment Corp.(A)	—*	309
Innovative Industrial Properties, Inc.(B)	1	379
ITOCHU Advance Logistics Investment Corp.(A)	—*	173
Mapletree Investments Pte Ltd.(A)	144	290
Mapletree Logistics Trust(A)	231	325
ProLogis, Inc.	12	2,002
Rexford Industrial Realty, Inc.	6	501
SEGRO plc(A)	23	438
Tritax Big Box REIT plc(A)	87	292
		5,771

Office REITs – 1.2%
Alexandria Real Estate Equities, Inc.	4	854
Allied Properties(A)	9	300
Boston Properties, Inc.	2	181
Cousins Properties, Inc.(A)	5	217
Fonciere des Regions S.A.(A)	1	75
Global One Corp.(A)	—*	17
Hibernia REIT plc(A)	24	36
Highwoods Properties, Inc.	7	319
HRPT Properties Trust(B)	14	350
Kilroy Realty Corp.	8	504
NSI N.V.(A)	7	264
Orion Office REIT, Inc.(B)	—*	3
Piedmont Office Realty Trust, Inc., Class A	20	361
SL Green Realty Corp.	1	90
		3,571

Real Estate Development – 0.1%
China Resources Land Ltd.(A)	42	179
Kerry Properties Ltd.(A)	41	108
		287

Real Estate Operating Companies – 1.1%
Adler Group S.A.(A)	4	49
Ascendas India Trust(A)	112	118
Castellum AB(A)	15	413
Deutsche EuroShop AG(A)	3	53
Grainger plc(A)	54	232
Keihanshin Building Co. Ltd.(A)	3	46
Kojamo Oyj(B)	15	351
Nyfosa AB	23	404
Shoei Co. Ltd.(A)	10	95
Swire Properties Ltd.(A)	24	61
TOC Ltd.(A)	9	53
Vonovia SE(A)	18	1,020
Wharf (Holdings) Ltd. (The)(A)	11	57
Wihlborgs Fastigheter AB(A)	11	243
		3,195

Residential REITs – 1.8%
Apartment Investment and Management Co., Class A	3	164
AvalonBay Communities, Inc.	3	864
Boardwalk(A)	—*	3
Camden Property Trust	1	182
Canadian Apartment Properties REIT(A)	4	206
Daiwa Securities Living Investment Corp.(A)	—*	299
Equity Lifestyle Properties, Inc.	7	642
Equity Residential	7	674
Essex Property Trust, Inc.	2	754
Invitation Homes, Inc.	18	832
Irish Residential Properties REIT plc(A)	76	145
Starts Proceed Investment Corp.(A)	—*	74
Sun Communities, Inc.	1	206
UDR, Inc.	3	202
		5,247

Retail REITs – 1.1%
Alexander’s, Inc.	—*	86
CapitaLand China Trust(A)	135	119
Frasers Centrepoint Trust(A)	93	159
Kite Realty Group Trust	—*	3
Link (The)(A)	49	429
Realty Income Corp.	2	147
Retail Opportunity Investments Corp.	14	279
Simon Property Group, Inc.	6	1,000
SITE Centers Corp.	16	260
Spirit Realty Capital, Inc.	5	239
Supermarket Income REIT plc(A)	35	58
Unibail-Rodamco-Westfield(A)	2	159
Waypoint REIT Ltd.(A)	118	243
		3,181

Specialized REITs – 1.5%
Digital Realty Trust, Inc.	2	398
Equinix, Inc.	1	702
Extra Space Storage, Inc.	4	1,002
Four Corners Property Trust, Inc.	8	240
Gaming and Leisure Properties, Inc.	2	89
Life Storage, Inc.	2	349
National Storage REIT(A)	91	177
Public Storage, Inc.	1	326
Safestore Holdings plc(A)	18	349
SBA Communications Corp.	—*	43
VICI Properties, Inc.	20	604
		4,279

Total Real Estate - 10.3%		30,011

Utilities

Electric Utilities – 0.0%
Exelon Corp.	—*	12

Multi-Utilities – 0.0%
Public Service Enterprise Group, Inc.	—*	17
RWE Aktiengesellschaft(A)	—*	12
		29

Total Utilities - 0.0%		41

TOTAL COMMON STOCKS – 50.3%		$147,358
(Cost: $139,818)

INVESTMENT FUNDS
Registered Investment Companies – 4.9%
iShares Global Infrastructure ETF	56	2,665
SPDR S&P Global Natural Resources ETF	48	2,590
Vanguard FTSE Developed Markets ETF	5	243
Vanguard High Dividend Yield ETF	28	3,128
Vanguard International High Dividend Yield ETF	71	4,752
Vanguard S&P 500 ETF	2	1,074
		14,452

TOTAL INVESTMENT FUNDS – 4.9%		$14,452
(Cost: $14,145)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	—*	10

Total Consumer Discretionary - 0.0%		10
Energy

Oil & Gas Exploration & Production – 0.5%
Targa Resources Corp., 9.500%(B)(C)	1	1,366

Total Energy - 0.5%		1,366

TOTAL PREFERRED STOCKS – 0.5%		$1,376
(Cost: $1,448)

WARRANTS
California Resources Corp., expires 10-27-24(G)	1	14

TOTAL WARRANTS – 0.0%		$14
(Cost: $101)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(H)	$806	846
Centerfield Media Holdings LLC, 6.625%, 8-1-26(H)	172	173
Midas OpCo Holdings LLC, 5.625%, 8-15-29(H)	855	877
		1,896
Alternative Carriers – 0.1%
Front Range BidCo, Inc., 4.000%, 3-1-27(H)	181	179

Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(H)	822	852
7.750%, 4-15-28(H)	225	241
Globo Comunicacoes e Participacoes S.A., 4.875%, 1-22-30(H)	200	194
		1,287
Cable & Satellite – 2.1%
Altice Financing S.A., 5.750%, 8-15-29(H)	600	595
Altice France Holding S.A., 6.000%, 2-15-28(H)	1,081	1,034
Altice France S.A., 5.125%, 7-15-29(H)	254	248
CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8-15-30(H)	451	462
4.250%, 2-1-31(H)	43	44
CSC Holdings LLC:
5.375%, 2-1-28(H)	285	295
5.750%, 1-15-30(H)	202	202
5.000%, 11-15-31(H)	254	245
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 8-15-27(H)	338	347
DISH DBS Corp.:
7.750%, 7-1-26	498	526
7.375%, 7-1-28	96	98
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(H)	200	201
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(H)(I)	885	695
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(H)(I)	68	30
Telesat Canada and Telesat LLC:
5.625%, 12-6-26(H)	678	637
6.500%, 10-15-27(H)	118	92
Videotron Ltd., 3.625%, 6-15-29(H)	58	58
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(H)	346	343
Ziggo Secured Finance B.V., 5.500%, 1-15-27(H)	76	78
		6,230
Integrated Telecommunication Services – 2.0%
Cablevision Lightpath LLC, 5.625%, 9-15-28(H)	200	197
Colombia Telecomunicaciones S.A. E.S.P., 4.950%, 7-17-30(H)	200	199
Consolidated Communications, Inc.:
5.000%, 10-1-28(H)	122	124
6.500%, 10-1-28(H)	290	308
Frontier Communications Corp.:
5.875%, 10-15-27(H)	359	380
5.000%, 5-1-28(H)	186	192
6.750%, 5-1-29(H)	174	181
5.875%, 11-1-29	311	311
Frontier Communications Holdings LLC, 6.000%, 1-15-30(H)	200	201

Level 3 Financing, Inc., 3.625%, 1-15-29(H)	100	95
Northwest Fiber LLC, 10.750%, 6-1-28(H)	168	183
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(F)(H)	187	184
West Corp., 8.500%, 10-15-25(F)(H)	2,163	2,133
Windstream Escrow LLC, 7.750%, 8-15-28(H)	743	789
		5,477
Interactive Media & Services – 0.1%
Cars.com, Inc., 6.375%, 11-1-28(H)	270	288

Movies & Entertainment – 0.4%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(H)	773	768
5.875%, 9-1-31(H)	465	467
		1,235
Publishing – 0.1%
MAV Acquisition Corp., 5.750%, 8-1-28(H)	183	181
News Corp., 3.875%, 5-15-29(H)	71	72
		253
Wireless Telecommunication Service – 1.6%
Digicel Group Ltd., 8.750%, 5-25-24(H)	195	201
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(H)(I)	201	186
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(H)(I)	95	83
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)	1,251	1,285
8.000%, 12-31-26(H)	182	178
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(H)(I)	111	114
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(I)	1,017	1,018
Digicel Ltd., 6.750%, 3-1-23(H)	1,200	1,161
Matterhorn Telecom S.A., 3.125%, 9-15-26(J)	EUR69	79
Millicom International Cellular S.A., 4.500%, 4-27-31(H)	$200	202
		4,507

Total Communication Services - 7.6%		21,352
Consumer Discretionary

Apparel Retail – 0.2%
Victoria’s Secret & Co., 4.625%, 7-15-29(H)	473	485

Automotive Retail – 0.7%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	345	352
4.625%, 11-15-29(H)	8	8
4.750%, 3-1-30	346	352
5.000%, 2-15-32(H)	8	9
Carvana Co.:
5.500%, 4-15-27(H)	79	78
4.875%, 9-1-29(H)	265	253

Ken Garff Automotive LLC, 4.875%, 9-15-28(H)	94	94
Lithia Motors, Inc.:
4.625%, 12-15-27(H)	15	16
3.875%, 6-1-29(H)	199	203
4.375%, 1-15-31(H)	149	159
Sonic Automotive, Inc.:
4.625%, 11-15-29(H)	84	85
4.875%, 11-15-31(H)	84	85
Turkiye Sise ve Cam Fabrikalari A.S., 6.950%, 3-14-26(H)	200	205
		1,899
Casinos & Gaming – 0.3%
Everi Holdings, Inc., 5.000%, 7-15-29(H)	172	174
Golden Nugget, Inc., 6.750%, 10-15-24(H)	420	421
		595
Education Services – 0.4%
Adtalem Global Education, Inc., 5.500%, 3-1-28(H)	1,051	1,029

Home Furnishings – 0.0%
Tempur Sealy International, Inc., 4.000%, 4-15-29(H)	220	224

Hotels, Resorts & Cruise Lines – 0.6%
Boyne USA, Inc., 4.750%, 5-15-29(H)	85	88
Carnival Corp.:
10.500%, 2-1-26(H)	44	50
7.625%, 3-1-26(H)	91	96
5.750%, 3-1-27(H)	266	266
9.875%, 8-1-27(H)	190	217
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.), 6.125%, 9-15-25(H)	132	138
NCL Corp. Ltd.:
12.250%, 5-15-24(H)	225	267
10.250%, 2-1-26(H)	152	177
5.875%, 3-15-26(H)	90	90
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(H)	339	343
		1,732
Internet & Direct Marketing Retail – 0.4%
Arches Buyer, Inc.:
4.250%, 6-1-28(H)	543	544
6.125%, 12-1-28(H)	409	412
B2W Digital Lux S.a.r.l., 4.375%, 12-20-30(H)	400	361
		1,317
Leisure Facilities – 0.1%
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(H)	53	53
Live Nation Entertainment, Inc., 4.750%, 10-15-27(H)	342	352
		405
Leisure Products – 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6-1-29(H)	669	648

Specialized Consumer Services – 0.4%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(H)	283	293
5.875%, 10-1-30(H)	236	249
StoneMor, Inc., 8.500%, 5-15-29(H)	538	557
		1,099

Specialty Stores – 1.8%
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	210	175
Guitar Center Escrow Issuer II, Inc., 8.500%, 1-15-26(H)	22	24
Magic MergerCo, Inc.:
5.250%, 5-1-28(H)	298	299
7.875%, 5-1-29(H)	722	712
Party City Holdings, Inc., 8.750%, 2-15-26(H)	113	117
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(H)(I)	37	39
PetSmart, Inc. and PetSmart Finance Corp., 4.750%, 2-15-28(H)	441	453
Staples, Inc.:
7.500%, 4-15-26(H)	2,184	2,247
10.750%, 4-15-27(H)	1,117	1,054
		5,120

Total Consumer Discretionary - 5.1%		14,553

Consumer Staples

Food Distributors – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.), 3.950%, 1-29-31(H)	200	191
Performance Food Group, Inc., 4.250%, 8-1-29(H)	548	545
		736

Household Products – 0.0%
Diamond (BC) B.V., 4.625%, 10-1-29(H)	46	46

Packaged Foods & Meats – 0.3%
Kraft Heinz Foods Co., 3.750%, 4-1-30	76	82
Pilgrim’s Pride Corp., 4.250%, 4-15-31(H)	406	427
Post Holdings, Inc., 4.500%, 9-15-31(H)	177	176
Simmons Foods, Inc., 4.625%, 3-1-29(H)	176	174
		859
Total Consumer Staples - 0.5%		1,641

Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V., 5.625%, 8-10-37	200	209

Integrated Oil & Gas – 0.0%
Ecopetrol S.A., 6.875%, 4-29-30	41	46

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	415	448
		448

Oil & Gas Equipment & Services – 0.0%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	311	145

Oil & Gas Exploration & Production – 1.0%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(H)	214	217
8.250%, 12-31-28(H)	18	19
5.875%, 6-30-29(H)	84	81

Bellatrix Exploration Ltd., 8.500%, 9-11-23(D)(K)	177	—
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK), 9.500%, 12-15-23(D)(I)(K)	193	—
Bonanza Creek Energy, Inc., 5.000%, 10-15-26(H)	122	123
California Resources Corp., 7.125%, 2-1-26(H)	51	53
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(H)	176	186
5.875%, 2-1-29(H)	132	141
Colgate Energy Partners III LLC, 5.875%, 7-1-29(H)	67	69
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(H)	85	88
Laredo Petroleum, Inc.:
9.500%, 1-15-25	660	674
10.125%, 1-15-28	440	462
Moss Creek Resources Holdings Ltd., 10.500%, 5-15-27(H)	32	32
Moss Creek Resources Holdings, Inc., 7.500%, 1-15-26(H)	466	436
Murphy Oil Corp., 6.375%, 7-15-28	70	75
Range Resources Corp., 8.250%, 1-15-29	18	20
Vine Energy Holdings LLC, 6.750%, 4-15-29	341	371
		3,047
Oil & Gas Refining & Marketing – 0.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	163	161
9.000%, 4-1-25(F)(H)	35	38
Comstock Resources, Inc.:
6.750%, 3-1-29(H)	346	376
5.875%, 1-15-30(H)	202	207
CVR Energy, Inc., 5.250%, 2-15-25(H)	175	169
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp., 5.375%, 4-1-26(H)	160	155
PBF Holding Co. LLC, 9.250%, 5-15-25(H)	786	748
		1,854
Oil & Gas Storage & Transportation – 0.6%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	88	90
5.625%, 5-1-27(H)	172	175
6.000%, 2-1-29(H)	36	38
Energy Transfer Operating L.P., 6.500%, 11-15-69	262	267
Genesis Energy L.P. and Genesis Energy Finance Corp.:
8.000%, 1-15-27	469	484
7.750%, 2-1-28	300	303
Hess Midstream Operations L.P., 4.250%, 2-15-30(H)	122	121
Sunoco L.P. and Sunoco Finance Corp., 4.500%, 4-30-30(H)	146	150
		1,628
Total Energy - 2.5%		7,377

Financials

Diversified Banks – 0.5%
Banco do Brasil S.A., Grand Cayman Branch, 5.250%, 5-7-69(H)	200	203
BBVA Bancomer S.A.:
5.875%, 9-13-34	400	437
BBVA Peru, 5.250%, 9-22-29	112	118
Corporacion Financiera de Desarrollo S.A., 5.250%, 7-15-29	200	207
First Abu Dhabi Bank PJSC, 4.500%, 4-5-69	200	210
Hana Bank, 3.500%, 4-19-70(H)	200	205
TerraForm Power Operating LLC (GTD by TerraForm Power LLC), 5.000%, 1-31-28(H)	106	112
		1,492

Insurance Brokers – 1.0%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(H)	926	1,035
NFP Corp., 6.875%, 8-15-28(H)	1,804	1,812
		2,847

Investment Banking & Brokerage – 0.2%
INTL FCStone, Inc., 8.625%, 6-15-25(H)	499	531
LPL Holdings, Inc., 4.000%, 3-15-29(H)	86	88
		619

Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(H)(I)	475	504

Specialized Finance – 0.9%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	986	1,002
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(H)	700	735
Endo Luxembourg Finance Co. I S.a.r.l., 6.125%, 4-1-29(H)	38	37
EverArc Escrow S.a.r.l., 5.000%, 10-30-29(H)	28	28
JSM Global S.a.r.l., 4.750%, 10-20-30(H)	200	185
NBK Tier 1 Financing (2) Ltd., 4.500%, 5-27-68(H)	300	306
NBK Tier 1 Financing Ltd., 3.625%, 8-24-69(H)	200	198
Real Hero Merger Sub 2, Inc., 6.250%, 2-1-29(H)	177	177
		2,668

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	786	801

Total Financials - 3.1%		8,931

Health Care

Health Care Facilities – 0.1%
Encompass Health Corp., 4.625%, 4-1-31	151	154

Health Care Services – 0.2%
Heartland Dental LLC, 8.500%, 5-1-26(H)	347	359
ModivCare Escrow Issuer, Inc., 5.000%, 10-1-29(H)	363	371
		730
Health Care Supplies – 0.2%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29(H)	504	503
5.250%, 10-1-29(H)	89	91
		594
Life Sciences Tools & Services – 0.0%
Charles River Laboratories International, Inc., 4.250%, 5-1-28(H)	69	72

Pharmaceuticals – 0.4%
Grifols Escrow Issuer S.A., 4.750%, 10-15-28(H)	133	136
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(H)	520	521
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	454	465
		1,122
Total Health Care - 0.9%		2,672
Industrials

Aerospace & Defense – 1.1%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	1,051	1,084
4.625%, 1-15-29	177	177
Triumph Group, Inc., 8.875%, 6-1-24(H)	17	19
Wolverine Escrow LLC:
8.500%, 11-15-24(F)(H)	786	730
9.000%, 11-15-26(F)(H)	1,218	1,158
13.125%, 11-15-27(H)	128	82
		3,250
Airlines – 0.0%
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(H)	108	113

Building Products – 0.1%
ABC Supply Co., Inc., 4.000%, 1-15-28(H)	76	78
CP Atlas Buyer, Inc., 7.000%, 12-1-28(H)	130	129
LBM Acquisition LLC, 6.250%, 1-15-29(H)	148	147
Madison IAQ LLC, 4.125%, 6-30-28(H)	38	38
Standard Industries, Inc.:
4.750%, 1-15-28(H)	38	39
4.375%, 7-15-30(H)	40	41
		472
Diversified Support Services – 0.3%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	505	483
Nesco Holdings II, Inc., 5.500%, 4-15-29(H)	519	537
		1,020
Environmental & Facilities Services – 0.0%
GFL Environmental, Inc., 5.125%, 12-15-26(H)	78	81

Heavy Electrical Equipment – 0.0%
BWX Technologies, Inc., 4.125%, 4-15-29(H)	50	51

Highways & Railtracks – 0.1%
ENA Master Trust, 4.000%, 5-19-48(H)	200	201

Marine Ports & Services – 0.1%
Adani International Container Terminal Ltd., 3.000%, 2-16-31(H)	196	189
DP World plc, 4.700%, 9-30-49	200	219
		408
Railroads – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7-5-34(H)	100	115
Rumo Luxembourg S.a.r.l., 5.250%, 1-10-28(H)	200	207
		322
Security & Alarm Services – 0.2%
Allied Universal Holdco LLC, 6.000%, 6-1-29(H)	97	94
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(H)	364	363
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)	330	345
		802
Total Industrials - 2.0%		6,720
Information Technology

Application Software – 0.9%
Autodesk, Inc., 2.400%, 12-15-31	20	20
J2 Global, Inc., 4.625%, 10-15-30(H)	111	114
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(H)	270	267
7.000%, 12-31-27(H)	227	214
NCR Corp.:
5.750%, 9-1-27(H)	113	118
5.000%, 10-1-28(H)	318	328
5.125%, 4-15-29(H)	928	962
6.125%, 9-1-29(H)	144	155
5.250%, 10-1-30(H)	106	109
StoneCo. Ltd., 3.950%, 6-16-28(H)	200	177
		2,464
Data Processing & Outsourced Services – 0.0%
MoneyGram International, Inc., 5.375%, 8-1-26(H)	86	87

Internet Services & Infrastructure – 0.1%
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26(H)	85	89
6.500%, 10-15-28(H)	203	212
		301
IT Consulting & Other Services – 0.1%
Booz Allen Hamilton, Inc., 3.875%, 9-1-28(H)	67	68
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(H)	103	116
7.375%, 9-1-25(H)	42	44
		228
Technology Hardware, Storage & Peripherals – 0.1%
Brightstar Escrow Corp., 9.750%, 10-15-25(H)	252	271

Total Information Technology - 1.2%		3,351

Materials

Commodity Chemicals – 0.3%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(H)	440	445
NOVA Chemicals Corp.:
5.250%, 6-1-27(H)	266	284
4.250%, 5-15-29(H)	169	170
		899
Gold – 0.1%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.), 6.500%, 4-15-40	120	146
Newmont Corp., 2.600%, 7-15-32	15	15
		161
Metal & Glass Containers – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)	320	330
Canpack S.A. and Canpack U.S. LLC, 3.875%, 11-15-29(H)	154	151
		481
Paper Products – 0.0%
American Greetings Corp., 8.750%, 4-15-25(H)	119	122

Total Materials - 0.5%		1,663
Real Estate

Hotel & Resort REITs – 0.0%
Hilton Domestic Operating Co., Inc., 3.750%, 5-1-29(H)	69	70

Real Estate Development – 0.1%
Logan Group Co. Ltd., 5.750%, 1-14-25	200	192

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(F)(H)	43	43

Total Real Estate - 0.1%		305
Utilities

Electric Utilities – 0.3%
Adani Transmission Ltd., 4.250%, 5-21-36	181	185
Comision Federal de Electricidad, 3.348%, 2-9-31(H)	200	196
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 3.000%, 1-15-52	40	40
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.500%, 9-15-27(H)	50	54
Vistra Operations Co. LLC:
5.000%, 7-31-27(H)	117	122
4.375%, 5-1-29(H)	163	164
4.300%, 7-15-29(H)	49	52
		813
Multi-Utilities – 0.1%
DT Midstream, Inc.:
4.125%, 6-15-29(H)	76	78
4.375%, 6-15-31(H)	149	155
		233

Renewable Electricity – 0.0%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.), 3.375%, 6-15-26(H)	73	74

Total Utilities - 0.4%		1,120

TOTAL CORPORATE DEBT SECURITIES – 23.9%		$69,685
(Cost: $68,893)

MUNICIPAL BONDS
Puerto Rico – 0.1%
Cmnwlth of PR, GO Bonds of 2001, Ser A, 5.250%, 6-1-22	125	125
Cmnwlth of PR, GO Bonds of 2006, Ser A, 4.320%, 6-1-22	100	99
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2005A, 5.250%, 6-1-22	45	45
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A, 5.000%, 6-1-22	55	55
		324

TOTAL MUNICIPAL BONDS – 0.1%		$324
(Cost: $324)

OTHER GOVERNMENT SECURITIES(L)
Dominican Republic - 0.1%
Dominican Republic Government Bond, 4.875%, 9-23-32 (H)	200	204

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$204
(Cost: $213)

LOANS (P)
Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc. (1-Month U.S. LIBOR plus 450 bps), 5.250%, 10-28-27	$1,036	1,038

Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.629%, 8-21-26	963	951

Cable & Satellite – 0.9%
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps), 5.750%, 7-22-27	469	470
Intelsat Jackson Holdings S.A.:
0.000%, 7-13-22(M)	94	94
8.625%, 1-2-24(K)	56	57
Intelsat Jackson Holdings S.A. (1-Month ICE LIBOR plus 475 bps), 5.750%, 7-13-22	469	472
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps), 8.000%, 11-27-23(K)	1,520	1,522

Intelsat Jackson Holdings S.A. (ICE LIBOR plus 450 bps), 8.750%, 1-2-24(K)	47	47
		2,662
Integrated Telecommunication Services – 0.7%
Consolidated Communications, Inc. (1-Month ICE LIBOR plus 350 bps), 4.250%, 10-2-27	179	178
Frontier Communications Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 10-8-27	249	249
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	1,573	1,498
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	178	179
		2,104
Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.500%, 5-27-24	424	414

Total Communication Services - 2.3%		7,169
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
Tory Burch LLC (ICE LIBOR plus 350 bps), 3.500%, 4-16-28	249	248

Casinos & Gaming – 0.1%
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps), 3.604%, 7-20-25	247	247
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(C)(E)(I)	99	97
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps), 2.000%, 10-19-23	78	78
		422

Distributors – 0.1%
SRS Distribution, Inc. (1-Month ICE LIBOR plus 375 bps), 4.250%, 6-2-28	249	249

Home Furnishings – 0.2%
Mattress Firm, Inc. (1-Month U.S. LIBOR plus 425 bps), 5.000%, 9-24-28	249	248
Restoration Hardware, Inc. (1-Month U.S. LIBOR plus 250 bps), 3.000%, 10-15-28	249	249
		497
Homefurnishing Retail – 0.2%
Empire Today LLC (1-Month ICE LIBOR plus 500 bps):
5.750%, 3-24-28	249	242
5.750%, 4-1-28	88	86
Ensemble RCM LLC (ICE LIBOR plus 375 bps), 3.879%, 8-1-26	247	248
		576

Internet & Direct Marketing Retail – 0.1%
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28	243	245

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.224%, 12-30-26	628	607
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(D)	134	134
		741
Leisure Products – 0.3%
MajorDrive Holdings IV LLC (1-Month ICE LIBOR plus 400 bps), 4.500%, 6-1-28	485	485
Polaris Newco LLC (ICE LIBOR plus 400 bps), 4.500%, 6-4-28	250	251
		736
Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 325 bps), 3.354%, 8-3-27	497	494
Asurion LLC (ICE LIBOR plus 525 bps), 5.354%, 2-3-28	250	250
		744
Specialty Stores – 0.9%
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps), 5.500%, 6-30-28	874	867
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	288	285
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-11-28	903	906
Staples, Inc. (ICE LIBOR plus 500 bps), 5.132%, 4-12-26	742	718
		2,776
Tires & Rubber – 0.1%
Mavis Tire Express Services TopCo L.P. (ICE LIBOR plus 375 bps), 4.750%, 4-30-28	249	249

Total Consumer Discretionary - 2.6%		7,483
Energy

Coal & Consumable Fuels – 0.1%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(C)	215	215

Oil & Gas Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC, 0.000%, 11-1-25(M)	51	55
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	82	89
		144
Oil & Gas Refining & Marketing – 0.1%
EG America LLC (1-Month ICE LIBOR plus 425 bps), 4.750%, 3-12-26	249	250

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.180%, 3-1-26	829	651

Total Energy - 0.5%		1,260
Financials

Asset Management & Custody Banks – 0.4%
Apex Group Treasury LLC (1-Month ICE LIBOR plus 375 bps), 4.250%, 7-27-28	249	249
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.854%, 7-20-26	779	783
		1,032
Insurance Brokers – 0.3%
Navacord Corp., 0.000%, 3-16-29(D)(M)	CAD28	22
Navacord Corp. (1-Month Canadian Bankers Acceptances plus 425 bps), 5.000%, 3-16-28(D)	127	101
Navacord Corp. (1-Month CDOR plus 425 bps), 5.000%, 3-16-28(D)	556	443
Navacord Corp. (1-Month CDOR plus 750 bps), 8.000%, 3-16-29(D)	282	223
		789
Property & Casualty Insurance – 0.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	$998	997

Specialized Finance – 0.6%
Endo Luxembourg Finance Co. I S.a.r.l. (1-Month ICE LIBOR plus 500 bps), 5.750%, 3-27-28	248	242
Gulf Finance LLC (1-Month U.S. LIBOR plus 675 bps), 7.750%, 8-25-26	705	660
Lealand Finance Co. B.V., 0.000%, 6-30-24(D)(M)	4	2
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.090%, 6-30-24(D)	12	7
LSF11 A5 HoldCo LLC (ICE LIBOR plus 375 bps), 0.000%, 9-30-28(M)	250	250
MAR Bidco S.a.r.l. (1-Month ICE LIBOR plus 425 bps), 4.750%, 4-21-28	250	250
Sunset Debt Merger Sub, Inc., 0.000%, 9-17-28(M)	169	168
Sunshine Luxembourg VII S.a.r.l. (1-Month ICE LIBOR plus 375 bps), 4.500%, 10-2-26	248	249
		1,828
Total Financials - 1.6%		4,646
Health Care

Health Care Equipment – 0.1%
Curia Global, Inc. (1-Month U.S. LIBOR plus 375 bps), 4.500%, 8-30-26	249	249

Health Care Facilities – 0.1%
AHP Health Partners, Inc. (1-Month ICE LIBOR plus 350 bps), 4.000%, 8-5-28	249	250
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8-31-26	151	152
		402
Health Care Services – 1.0%
CCRR Parent, Inc. (ICE LIBOR plus 425 bps), 4.500%, 3-5-28	248	249
CHG Healthcare Services, Inc. (1-Month U.S. LIBOR plus 350 bps), 4.000%, 9-22-28	249	250
Electron Bidco, Inc. (1-Month U.S. LIBOR plus 325 bps), 3.750%, 10-7-28	250	250
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	298	296
Pathway Vet Alliance LLC (ICE LIBOR plus 375 bps), 3.854%, 3-31-27	249	249
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.030%, 7-26-26	1,231	1,201
Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps), 5.250%, 1-15-28	249	249
		2,744
Health Care Supplies – 0.1%
Mozart Borrower L.P. (ICE LIBOR plus 325 bps), 3.750%, 9-30-28	250	250

Health Care Technology – 0.1%
MPH Acquisition Holdings LLC (ICE LIBOR plus 425 bps), 4.750%, 8-17-28	176	172
Verscend Holding Corp. (1-Month ICE LIBOR plus 400 bps), 4.104%, 8-27-25	249	249
		421
Pharmaceuticals – 0.1%
Phoenix Newco, Inc., 0.000%, 8-11-28(M)	250	250

Total Health Care - 1.5%		4,316
Industrials

Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps), 4.224%, 10-31-26	426	426

Airlines – 0.2%
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps), 6.250%, 6-20-27	177	187
United Airlines, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 4-21-28	248	250
		437

Building Products – 0.4%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	561	559
LBM Acquisition LLC, 0.000%, 12-18-27(M)	250	247
Madison IAQ LLC (1-Month ICE LIBOR plus 325 bps), 3.750%, 6-21-28	249	249
		1,055
Construction & Engineering – 0.1%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	243	238

Diversified Support Services – 0.1%
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps), 4.750%, 11-2-27	248	248

Environmental & Facilities Services – 0.1%
Olympus Water U.S. Holding Corp. (1-Month U.S. LIBOR plus 375 bps), 4.250%, 9-21-28	250	250

Industrial Conglomerates – 0.8%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	2,062	2,068
WR Grace Holdings LLC (1-Month U.S. LIBOR plus 375 bps), 4.250%, 8-11-28	250	251
		2,319
Industrial Machinery – 0.6%
Engineered Machinery Holdings, Inc. (ICE LIBOR plus 375 bps), 4.500%, 5-21-28	250	250
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(D)	1,329	1,330
		1,580
Research & Consulting Services – 0.1%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(D)	171	172

Security & Alarm Services – 0.1%
Garda World Security Corp. (ICE LIBOR plus 425 bps), 4.360%, 10-30-26	164	164

Trucking – 0.2%
First Student Bidco, Inc. (1-Month U.S. LIBOR plus 300 bps), 3.500%, 7-13-28	250	249
Hertz Corp. (The) (1-Month ICE LIBOR plus 350 bps), 3.750%, 6-30-28	249	249
		498
Total Industrials - 2.9%		7,387
Information Technology

Application Software – 0.6%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	461	466
Orion Adviser Solutions, Inc. (ICE LIBOR plus 375 bps), 4.500%, 9-24-27	248	248

Riverbed Technology, Inc. (6.500% Cash or 4.500% PIK), 7.500%, 12-31-26(I)(K)	2,251	630
Sovos Compliance LLC, 0.000%, 8-12-28(M)	37	37
Sovos Compliance LLC (1-Month ICE LIBOR plus 450 bps), 5.000%, 7-29-28	213	214
Sunshine Software Merger Sub, Inc. (1-Month U.S. LIBOR plus 375 bps), 4.250%, 9-21-28	250	250
		1,845
Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.603%, 11-30-25	930	901
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.853%, 11-30-26	470	430
		1,331
Data Processing & Outsourced Services – 0.5%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps), 7.750%, 12-29-28(D)	390	382
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-29-27	364	361
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	536	531
MoneyGram International, Inc. (1-Month U.S. LIBOR plus 425 bps), 5.000%, 7-21-26	132	132
		1,406
IT Consulting & Other Services – 0.5%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	1,454	1,460
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	58	58
		1,518
Systems Software – 0.1%
Peraton Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 2-1-28	258	259

Technology Hardware, Storage & Peripherals – 0.2%
Atlas CC Acquisition Corp. (1-Month ICE LIBOR plus 425 bps), 5.000%, 5-25-28	249	250
Delta Topco, Inc. (ICE LIBOR plus 375 bps), 4.500%, 12-1-27	249	249
		499
Total Information Technology - 2.3%		6,858
Materials

Diversified Chemicals – 0.1%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps), 4.750%, 11-24-27	248	249

Metal & Glass Containers – 0.2%
Berlin Packaging LLC (1-Month ICE LIBOR plus 375 bps), 4.250%, 3-11-28	249	249
Trident TPI Holdings, Inc., 0.000%, 9-17-28(M)	19	19
Trident TPI Holdings, Inc. (1-Month U.S. LIBOR plus 400 bps), 4.500%, 7-29-28	231	231
		499
Specialty Chemicals – 0.3%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 4.354%, 8-11-24(D)	339	338
Geon Performance Solutions LLC (1-Month ICE LIBOR plus 475 bps), 5.500%, 8-20-28	249	252
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	88	88
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.500%, 12-29-28	57	56
		734
Total Materials - 0.6%		1,482
Utilities

Water Utilities – 0.1%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps), 5.000%, 3-25-28	249	248

Total Utilities - 0.1%		248

TOTAL LOANS – 14.4%		$40,849
(Cost: $41,695)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.7%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 5-1-40	669	700
2.500%, 7-1-50	1,385	1,421
2.000%, 1-1-52	424	423
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.500%, 8-1-35	431	446
3.500%, 8-1-49	402	427
3.000%, 1-1-50	761	789
2.000%, 5-1-51	780	778
		4,984

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.7%		$4,984
(Cost: $4,980)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 0.6%
U.S. Treasury Notes, 1.375%, 11-15-31	1,825	1,802

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.6%		$1,802
(Cost: $1,801)

SHORT-TERM SECURITIES	Shares
Money Market Funds (O)- 2.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(N)	3,153	3,153
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	3,453	3,453
		6,606

TOTAL SHORT-TERM SECURITIES – 2.3%		$6,606
(Cost: $6,606)

TOTAL INVESTMENT SECURITIES – 98.8%		$287,654
(Cost: $280,024)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		3,413

NET ASSETS – 100.0%		$291,067

Notes to Schedule of Investments

  *  Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Foresight Energy L.P.	6-30-20 to 9-8-20	31	$611	$720
New Cotai Participation Corp., Class B	9-29-20	318	2,791	407
Studio City International Holdings Ltd. ADR	8-5-20	15	227	78
True Religion Apparel, Inc.	1-22-21	–*	90	48
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,366
True Religion Apparel, Inc.	1-22-21	–*	34	10
		Principal
Foresight Energy LLC (ICE LIBOR plus 800 bps)	12-31-20	$215	215	215
New Cotai LLC (14.000% Cash or 14.000% PIK)	9-10-20 to 3-16-21	99	99	97

			$5,482	$2,941

The total value of these securities represented 1.0% of net assets at December 31, 2021.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $3,280 are on loan.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $60,337 or 20.7% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at December 31, 2021.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation

Canadian Dollar	980	U.S. Dollar	760	2-18-22	JPMorgan Securities LLC	$—	$15

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,805	$132	$—
Consumer Discretionary	3,303	8,448	455
Consumer Staples	33,465	15,562	—
Energy	—	705	720
Financials	8	46	—
Health Care	16,661	10,901	—
Industrials	5,038	4,401	—
Information Technology	13	8,183	—
Materials	4,460	—	—
Real Estate	24,424	5,587	—
Utilities	29	12	—
Total Common Stocks	$92,206	$53,977	$1,175
Investment Funds	14,452	—	—
Preferred Stocks	—	1,376	—
Warrants	14	—	—
Corporate Debt Securities	—	69,685	—
Municipal Bonds	—	324	—
Other Government Securities	—	204	—
Loans	—	37,695	3,154
United States Government Agency Obligations	—	4,984	—
United States Government Obligations	—	1,802	—
Short-Term Securities	6,606	—	—
Total	$113,278	$170,047	$4,329
Liabilities
Forward Foreign Currency Contracts	$—	$15	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-21	$1,388	$3,861

Net realized gain (loss)	-	(63)

Net change in unrealized appreciation (depreciation)	(213)	6

Purchases	-	-*

Sales	-	(597)

Amortization/Accretion of premium/discount	-	1

Transfers into Level 3 during the period	-	172

Transfers out of Level 3 during the period	-	(226)

Ending Balance 12-31-21	$1,175	$3,154

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-21	$(213)	$(31)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$48	Market approach	Revenue multiple	0.64x
			Adjusted EBITDA multiple	4.43x
	407	Market approach	Financials	N/A
			Premium	20.00%
	720	Market approach	Illiquidity discount	30.00%
Loans	3,154	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,024

Gross unrealized appreciation	14,141

Gross unrealized depreciation	(6,511)

Net unrealized appreciation	$7,630